PENSION AND OTHER POST-EMPLOYMENT BENEFITS - Pension benefit cost (Details) - IDR (Rp) Rp in Billions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Mar. 01, 2003	Feb. 28, 2003
Disclosure of net defined benefit liability (asset) [line items]
Employer's contributions	Rp 233
Funded pension | The company
Disclosure of net defined benefit liability (asset) [line items]
Percentage of participating employees contribution			18.00%	8.40%
Pension benefit obligations at beginning of year	(1,057)
Return on plan assets (excluding amount included in net interest expense)	(398)	Rp 1,455
Employer's contributions	233
Provision of additional benefit		(205)
Pension benefit obligations at end of year	(2,338)	(1,057)
Funded pension | Present value of the defined benefit obligations | The company
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	20,121	22,354
Service costs	259	384
Interest income	1,599	1,459
Pension plan participants’ contributions	33	38
Actuarial gains recognized in OCI	1,514	(2,691)
Pension benefits paid	(1,465)	(1,423)
Pension benefit obligations at end of year	22,061	20,121
Funded pension | Plan assets | The company
Disclosure of net defined benefit liability (asset) [line items]
Pension benefit obligations at beginning of year	(19,064)	(20,814)
Interest income	(1,524)	(1,357)
Return on plan assets (excluding amount included in net interest expense)	398	(1,455)
Pension plan participants’ contributions	(32)	(38)
Pension benefits paid	1,465	1,423
Provision of additional benefit		(205)
Plan administration costs	(63)	(62)
Pension benefit obligations at end of year	Rp (19,723)	Rp (19,064)